Note 4(c) - Assets Held for Sale	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Assets Held for Sale [Text Block]
4 (c)	Assets held for sale:

The Company decided to divest from tankers weighing less than
50,000
dwt and hence the M/T Eco Fleet and M/T Eco Revolution met the criteria to be classified as assets held for sale on
December 12, 2019
according to guidance in ASC
360.
Consequently the Company has treated the vessels including their inventories on board as Assets held for sale and has classified them as a current asset measured at the lower of the carrying amount and fair value less costs to sell as determined by the Company and supported by an unrelated third
party offer to buy the vessels. The related loans are also classified as short term in a separate balance sheet line from the other non-current portion of debt. The Company has recognized an impairment charge of
$6,779
for the M/T Eco Fleet and
$5,531
for the M/T Eco Revolution to reduce their carrying value to the fair value less costs to sell in the accompanying consolidated statements of comprehensive loss. As of
December 31, 2019,
the M/T Eco Fleet’s new deemed cost and carrying amount after the impairment charge is
$20,667
and the new deemed cost and carrying amount of the M/T Eco Revolution is
$22,604
including inventories on board of
$124.
The vessels were sold on
January 21
and
January 14, 2020
to an unrelated
third
party for gross proceeds of
$21,000
and
$23,000
respectively.